Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Personal loans	$ 13,295	$ 3,831
SpringCastle Portfolio	1,703	2,091
Allowance for finance receivable losses	592	182
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	793	202
Restricted cash and cash equivalents	676	218
Long-term debt	$ 17,300	$ 8,356
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	134,494,172	114,832,895
Common Stock, Shares, Outstanding	134,494,172	114,832,895
Consolidated VIEs
Allowance for finance receivable losses	$ 431	$ 72
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	435	0
Restricted cash and cash equivalents	663	210
Long-term debt	11,654	3,630
Personal Loans
Allowance for finance receivable losses	541	132
Personal Loans | Consolidated VIEs
Personal loans	11,448	1,853
SpringCastle Portfolio
Allowance for finance receivable losses	4	3
SpringCastle Portfolio | Consolidated VIEs
SpringCastle Portfolio	$ 1,703	$ 2,091